Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans Allowance for Loan Losses and Credit Quality
Credit loss expense - loans	$ 1,230,879	$ 978,000
Credit loss expense - OBS credit exposures	249,670	0
Credit loss expense	$ 1,480,549	$ 978,000